Financial Investments - Summary of Financial Investments - Additional information (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial investments.
Average interest on financial investment in highly rated financial institutions	99.86%	100.90%
Average CDI rate per month on financial investment	0.48%